Restricted cash and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Summary of Restricted Cash and Other Non-current Assets

	2022	2021
	(in € millions)
Restricted cash
Lease deposits and guarantees	53	51
Other	2	1
Other non-current assets	23	25
Total	78	77